COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of commitments
The Company’s commitments consist of the following:

	June 30, 2020	December 31, 2019
Purchase commitments	16,897	19,697
Guarantees, pledges and other collateral	7,507	7,815
Capital expenditure commitments	399	448
Other commitments	3,087	3,201
Total	27,890	31,161